Exhibit 99
Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	41
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$447,900,000.00	0.31339%	May 15, 2013
Class A-2 Notes	$616,900,000.00	0.570%	January 15, 2015
Class A-3 Notes	$658,000,000.00	0.720%	December 15, 2016
Class A-4 Notes	$177,070,000.00	1.000%	September 15, 2017
Class B Notes	$59,990,000.00	1.670%	November 15, 2017
Class C Notes	$40,000,000.00	2.080%	February 15, 2018
Class D Notes	$40,000,000.00	2.930%	October 15, 2018
Total	$2,039,860,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,109,925.87

Principal:
Principal Collections	$12,954,425.91
Prepayments in Full	$7,089,999.07
Liquidation Proceeds	$191,778.38
Recoveries	$76,234.08
Sub Total	$20,312,437.44
Collections	$21,422,363.31

Purchase Amounts:
Purchase Amounts Related to Principal	$560,060.26
Purchase Amounts Related to Interest	$2,636.09
Sub Total	$562,696.35

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,985,059.66

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	41
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$21,985,059.66
Servicing Fee	$243,853.79	$243,853.79	$0.00	$0.00	$21,741,205.87
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$21,741,205.87
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$21,741,205.87
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$21,741,205.87
Interest - Class A-4 Notes	$119,078.61	$119,078.61	$0.00	$0.00	$21,622,127.26
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,622,127.26
Interest - Class B Notes	$83,486.08	$83,486.08	$0.00	$0.00	$21,538,641.18
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,538,641.18
Interest - Class C Notes	$69,333.33	$69,333.33	$0.00	$0.00	$21,469,307.85
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,469,307.85
Interest - Class D Notes	$97,666.67	$97,666.67	$0.00	$0.00	$21,371,641.18
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$21,371,641.18
Regular Principal Payment	$20,156,879.18	$20,156,879.18	$0.00	$0.00	$1,214,762.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,214,762.00
Residual Released to Depositor	$0.00	$1,214,762.00	$0.00	$0.00	$0.00
Total		$21,985,059.66

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$20,156,879.18
Total					$20,156,879.18
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$20,156,879.18	$113.84	$119,078.61	$0.67	$20,275,957.79	$114.51
Class B Notes	$0.00	$0.00	$83,486.08	$1.39	$83,486.08	$1.39
Class C Notes	$0.00	$0.00	$69,333.33	$1.73	$69,333.33	$1.73
Class D Notes	$0.00	$0.00	$97,666.67	$2.44	$97,666.67	$2.44
Total	$20,156,879.18	$9.88	$369,564.69	$0.18	$20,526,443.87	$10.06

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	41

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$142,894,329.37	0.8069934	$122,737,450.19	0.6931578
Class B Notes	$59,990,000.00	1.0000000	$59,990,000.00	1.0000000
Class C Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Class D Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Total	$282,884,329.37	0.1386783	$262,727,450.19	0.1287968

Pool Information
Weighted Average APR	4.603%	4.616%
Weighted Average Remaining Term	24.50	23.69
Number of Receivables Outstanding	29,364	28,443
Pool Balance	$292,624,545.56	$271,630,607.49
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$282,884,329.37	$262,727,450.19
Pool Factor	0.1407556	0.1306573

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$10,394,773.71
Targeted Credit Enhancement Amount	$10,394,773.71
Yield Supplement Overcollateralization Amount	$8,903,157.30
Targeted Overcollateralization Amount	$8,903,157.30
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$8,903,157.30

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$10,394,773.71
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$10,394,773.71

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	41

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		89	$197,674.45
(Recoveries)		249	$76,234.08
Net Losses for Current Collection Period			$121,440.37
Cumulative Net Losses Last Collection Period			$13,847,435.02
Cumulative Net Losses for all Collection Periods			$13,968,875.39

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.50%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.80%	604	$7,612,565.25
61-90 Days Delinquent	0.37%	65	$1,003,904.19
91-120 Days Delinquent	0.13%	21	$346,461.48
Over 120 Days Delinquent	0.67%	107	$1,830,921.87
Total Delinquent Receivables	3.97%	797	$10,793,852.79

Repossession Inventory:
Repossessed in the Current Collection Period		20	$269,409.05
Total Repossessed Inventory		38	$529,116.66

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.6509%
Preceding Collection Period			0.8393%
Current Collection Period			0.5165%
Three Month Average			0.6689%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.6238%
Preceding Collection Period			0.6130%
Current Collection Period			0.6786%
Three Month Average			0.6385%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer